Statement of cash flows, indirect method (Statement) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from (used in) operating activities
Profit (loss)	R$ 13,321,518	R$ (308,134)
Adjustments to reconcile profit (loss)
Depreciation, depletion and amortization	7,948,316	6,159,860
Depreciation, right-of-use assets	277,901	254,186
Interest expense on lease liabilities	347,320	335,223
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	272,228	132,693
Income (expense) from associates and joint ventures	268,350	14,842
Exchange rate and monetary variations, net	(9,527,069)	6,955,278
Interest expenses on financing, loans and debentures	4,399,815	3,943,303
Adjustments for finance costs	(205,409)	(883,401)
Amortization of transaction costs, premium and discounts	75,916	57,716
Derivative financial instruments, net	(7,431,622)	3,742,426
Premium expenses on early settlements	89,026
Accrual of interest on marketable securities	(769,940)	(959,196)
Gain (loss) on fair value adjustments	73,248	(539,003)
Deferred income tax and social contribution	6,482,713	(2,703,195)
Interest on actuarial liabilities and cost of current service	59,466	56,888
Provision for judicial liabilities, net	(41,620)	94,152
Provision (reversal) for doubtful accounts, net	103,502	(875)
Provision (reversal) for inventory losses, net	24,031	19,796
Provision (reversal) for loss of ICMS credits, net	151,669	47,809
Other	65,633	17,260
Trade accounts receivable	1,876,639	232,660
Inventories	(730,937)	(1,037,125)
Recoverable taxes	(334,268)	(261,306)
Other assets	(128,619)	(16,100)
Trade accounts payable	101,422	1,083,029
Taxes payable	287,155	428,622
Payroll and charges	(164,546)	126,439
Other liabilities	(201,628)	(82,403)
Cash generated from operations	16,690,210	16,911,444
Payment of interest on financing, loans and debentures	(4,753,232)	(4,397,301)
Capitalized loan costs paid	205,409	883,401
Premium expenses on early settlements paid	(89,026)
Interest received on marketable securities	969,141	1,267,991
Payment of income taxes	(229,980)	(263,982)
Cash provided by operating activities	12,792,522	14,401,553
Additions to property, plant and equipment	(3,424,570)	(7,176,256)
Additions to intangible	(59,574)	(142,765)
Purchase of biological assets	(6,281,750)	(5,357,563)
Proceeds from sales of property, plant and equipment and biological assets	114,236	112,928
Capital increase in affiliates	(21,979)	(37,264)
Marketable securities, net	5,093,946	1,720,146
Advances for acquisition of wood from operations with development and partnerships	(224,669)	(281,441)
Dividends received	8,835
Asset acquisition		(2,143,821)
Acquisition of other investments	9,392	1,440,503
Net cash from acquisition of subsidiaries		19,113
Cash used in investing activities	(4,804,917)	(14,727,426)
Proceeds from loans, financing and debentures	22,324,556	12,113,151
Proceeds from derivative transactions	370,789	(352,273)
Payment of loans, financing and debentures	(19,600,013)	(9,131,344)
Payment of leases	(1,059,908)	(946,205)
Payment of interest on own capital and dividends	(2,208,158)	(1,318,320)
Liabilities for assets acquisitions and subsidiaries	(20,668)	(58,467)
Shares repurchased	(191,918)	(2,806,764)
Cash used by financing activities	(385,320)	(2,500,222)
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	(782,237)	298,255
Increase (Decrease) in cash and cash equivalents, net	6,820,048	(2,527,840)
At the beginning of the period	9,018,818	8,345,871
At the end of the period	R$ 15,838,866	R$ 5,818,031